Property and Equipment, net	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 5 – Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Computer and office equipment	$139	$992
Furniture and fixtures	11	185
Leasehold improvements	6	28
Software	1	8
Total	157	1,213
Less: accumulated depreciation and amortization	(4)	(1,011)
Total Property and Equipment, Net	$153	$202

Depreciation and amortization expense were approximately $4 thousand, $19 thousand and $36 thousand for the period ended March 31, 2023 (Successor), the period ended March 14, 2023 (Predecessor), and three months ended March 31, 2022 (Predecessor), respectively.